UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-568-2126

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                  04/24/00
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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
                             TITLE OF             VALUE      SHARES /  SH / PUT /   INVST                VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETN MANAGERS  SOLE      SHARED      NONE
      --------------          -----     -----    --------    -------   ---  ----  -------- --------  ----      ------      ----
3 COM CORPORATION              COMMON   885535104  $244,306    4,387,417 SH         DEFINED   01    3,311,154     76,265     999,998
ADC TELECOMUNICATIONS          COMMON   000886101  $323,751    6,021,424 SH         DEFINED   01    4,538,993    100,680   1,381,751
ADOBE SYSTEMS                  COMMON   00724F101  $402,706    3,620,349 SH         DEFINED   01    2,722,147     62,530     835,672
AMERICAN INTERNTL. GROUP INC.  COMMON    26874107  $194,398    1,775,522 SH         DEFINED   01    1,356,444     30,065     389,013
BELL ATLANTIC CORP             COMMON    77853109  $114,750    1,877,216 SH         DEFINED   01    1,436,421     32,375     408,420
BELL SOUTH CORP                COMMON    79860102  $120,333    2,566,889 SH         DEFINED   01    1,989,895     40,005     536,989
BRISTOL MYERS SQUIBB CO        COMMON   110122108   $75,849    1,308,147 SH         DEFINED   01     994,476      22,120     291,551
CITIGROUP INCORPORATED         COMMON   172867101  $134,111    2,239,395 SH         DEFINED   01    1,720,232     35,225     483,938
COLUMBIA / HCA HEALTHCARE CP.  COMMON   197677107  $258,359   10,213,618 SH         DEFINED   01    7,785,207    177,605   2,250,806
COMCAST SPL A                  COMMON   200300200  $229,471    5,299,507 SH         DEFINED   01    4,031,499     91,915   1,176,093
COMPUTER SCIENCES CP           COMMON   205363104  $300,960    3,806,271 SH         DEFINED   01    2,868,996     64,658     872,617
ENRON CORP                     COMMON   293561106  $325,216    4,346,695 SH         DEFINED   01    3,293,931     72,504     980,260
EXXON CORP                     COMMON   302290101  $174,212    2,234,934 SH         DEFINED   01    1,680,379     38,337     516,218
FANNIE MAE                     COMMON   313586109  $210,526    3,722,727 SH         DEFINED   01    2,828,811     63,157     830,759
FREDDIE MAC                    COMMON   313400301  $134,858    3,053,059 SH         DEFINED   01    2,334,550     52,030     666,479
FIRST UNION CORP.              COMMON   337358105  $263,279    7,075,821 SH         DEFINED   01    5,393,148    123,275   1,559,398
GANNETT COMPANY INC. DE        COMMON   364730101  $179,547    2,551,278 SH         DEFINED   01    1,911,320     47,215     592,743
HEWLETT PACKARD                COMMON   428236103  $299,623    2,259,651 SH         DEFINED   01    1,714,655     38,910     506,086
HONEYWELL INTERNATIONAL INC    COMMOM   438516106  $125,905    2,390,919 SH         DEFINED   01    1,814,905     40,685     535,329
INTEL CORPORATION              COMMON   458140100  $218,096    1,654,206 SH         DEFINED   01    1,244,724     27,838     381,644
LOWES COMPANIES INC.           COMMON   548661107   $99,743    1,708,825 SH         DEFINED   01    1,350,687     25,745     332,393
MARSH & MCLENNAN COS INC       COMMON   571748102  $319,892    2,903,179 SH         DEFINED   01    2,203,304     49,596     650,279
MBNA CORP COM                  COMMON   55262L100  $208,298    8,169,767 SH         DEFINED   01    6,237,836    137,815   1,794,116
MCI WORLDCOM INC.              COMMON   55268B106  $203,578    4,497,808 SH         DEFINED   01    3,400,062     76,714   1,021,032
MERCK & CO                     COMMON   589331107  $221,458    3,562,635 SH         DEFINED   01    2,690,527     60,559     811,549
PEPSICO INC.                   COMMON   713448108  $208,487    5,976,870 SH         DEFINED   01    4,541,209    102,370   1,333,291
PHARMACIA & UPJOHN INC.        COMMON   716941109   $77,923    1,309,574 SH         DEFINED   01    1,000,896     22,805     285,873
STAPLES INC                    COMMON   855030102  $109,181    5,457,051 SH         DEFINED   01    4,206,760     87,629   1,162,662
SOUTHWEST AIRLINES             COMMON   844741108  $307,238   14,774,483 SH         DEFINED   01   11,267,937    254,270   3,252,276
SUN MICROSYSTEMS INC.          COMMON   866810104  $211,917    2,261,815 SH         DEFINED   01    1,695,984     37,708     528,123
TEXACO INC                     COMMON   881694103   $78,462    1,459,039 SH         DEFINED   01    1,115,239     24,935     318,865
TIME WARNER INC                COMMON   887315109  $311,293    3,118,660 SH         DEFINED   01    2,361,892     53,214     703,554
US WEST INC                    COMMON   91273H101  $222,443    3,120,603 SH         DEFINED   01    2,378,996     53,215     688,392
VIACOM INC CLASS B NON-VOTING  COMMON   925524308  $289,278    5,481,149 SH         DEFINED   01    4,146,612     94,650   1,239,887
WALT DISNEY CO HLDG CO         COMMON   254687106  $236,283    5,728,706 SH         DEFINED   01    4,349,926     98,305   1,280,475

                         REPORT SUMMARY:         $7,435,729  141,935,210                          107,919,755  2,416,924  31,598,531

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: $7,435,729
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.